Taxation (Details) - EUR (€) € in Millions		3 Months Ended
	Apr. 01, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Taxes [Abstract]
Tax expense		€ 17.0	€ 14.4
Applicable tax rate	2500.00%	1900.00%